Equity and Partners' Capital - Additional Information (Details) $ in Thousands					1 Months Ended			3 Months Ended		12 Months Ended
		Jun. 07, 2018 shares	May 02, 2017 shares	Mar. 01, 2017 shares	Jun. 30, 2016 shares	Jun. 30, 2015 $ / unit shares	Nov. 30, 2014 shares	Jun. 30, 2016 shares	Mar. 31, 2016 shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Jul. 31, 2017 USD ($)
Schedule of Investments [Line Items]
Limited partner units owned										218,937,797	218,933,141
Common Units [Member] | Anadarko [Member]
Schedule of Investments [Line Items]
Common units issued					12,500,000
7.50% Tangible Equity Units [Member] | Anadarko [Member]
Schedule of Investments [Line Items]
Tangible equity units, number issued						9,200,000
Tangible equity units, rate						7.50%
Tangible equity units, stated amount per unit | $ / unit						50.00
Debt instrument, maturity date						Jun. 07, 2018
Tangible equity units, number settled		9,200,000
7.50% Tangible Equity Units [Member] | Anadarko [Member] | Over-Allotment Option [Member]
Schedule of Investments [Line Items]
Tangible equity units, number issued						1,200,000
7.50% Tangible Equity Units [Member] | Common Units [Member] | Anadarko [Member]
Schedule of Investments [Line Items]
Units issued		8,207,204
Western Gas Equity Partners, LP [Member] | Public [Member]
Schedule of Investments [Line Items]
Limited partner units owned										48,557,636
Ownership interest										22.20%
Western Gas Partners, LP [Member] | Public [Member] | Common Units [Member]
Schedule of Investments [Line Items]
Limited partner units owned										100,465,859
Ownership interest										59.20%
Anadarko [Member] | Western Gas Equity Partners, LP [Member]
Schedule of Investments [Line Items]
Limited partner units owned										170,380,161
Ownership interest										77.80%
Western Gas Equity Partners, LP [Member] | Western Gas Partners, LP [Member]
Schedule of Investments [Line Items]
General partner units owned										2,583,068
General partner's interest										1.50%
Western Gas Equity Partners, LP [Member] | Western Gas Partners, LP [Member] | Common Units [Member]
Schedule of Investments [Line Items]
Limited partner units owned										50,132,046
Ownership interest										29.60%
Western Gas Equity Partners, LP [Member] | Western Gas Partners, LP [Member] | Incentive Distribution Rights [Member]
Schedule of Investments [Line Items]
General partner's interest										100.00%
Western Gas Partners, LP [Member]
Schedule of Investments [Line Items]
Units issued										1,128,782	885,760
Western Gas Partners, LP [Member] | July 2017 COP [Member]
Schedule of Investments [Line Items]
Maximum aggregate principal of common units | $													$ 500,000
Western Gas Partners, LP [Member] | Class C Units [Member]
Schedule of Investments [Line Items]
Units issued										1,128,782	885,760
Class C units, common units issued upon conversion										1
Western Gas Partners, LP [Member] | Class C Units [Member] | Other Subsidiaries of Anadarko [Member]
Schedule of Investments [Line Items]
Units issued							10,913,853
Western Gas Partners, LP [Member] | Series A Preferred Units [Member]
Schedule of Investments [Line Items]
Series A Preferred units, proceeds from issuance | $	[1]									$ 0	$ 0	$ 686,937
Western Gas Partners, LP [Member] | Series A Preferred Units [Member] | Series A Preferred Units March 2017 Conversion [Member]
Schedule of Investments [Line Items]
Series A Preferred units, percentage converted				50.00%
Series A Preferred units, common units issued upon conversion				1
Western Gas Partners, LP [Member] | Series A Preferred Units [Member] | Series A Preferred Units May 2017 Conversion [Member]
Schedule of Investments [Line Items]
Series A Preferred units, percentage converted			50.00%
Series A Preferred units, common units issued upon conversion			1
Western Gas Partners, LP [Member] | Series A Preferred Units [Member] | Private Investor [Member]
Schedule of Investments [Line Items]
Units issued								14,030,611	14,030,611			21,922,831
Series A Preferred units, proceeds from issuance | $												$ 686,937
Series A Preferred units, transaction fee percentage												2.00%
Western Gas Partners, LP [Member] | Series A Preferred Units [Member] | Private Investor [Member] | Over-Allotment Option [Member]
Schedule of Investments [Line Items]
Units issued								7,892,220
Other Subsidiaries of Anadarko [Member] | Western Gas Partners, LP [Member] | Common Units [Member]
Schedule of Investments [Line Items]
Limited partner units owned										2,011,380
Other Subsidiaries of Anadarko [Member] | Western Gas Partners, LP [Member] | Class C Units [Member]
Schedule of Investments [Line Items]
Limited partner units owned										14,372,665
Other Subsidiaries of Anadarko [Member] | Western Gas Partners, LP [Member] | Common and Class C Units [Member]
Schedule of Investments [Line Items]
Ownership interest										9.70%

[1]	Financial information has been recast to include the financial position and results attributable to AMA. See Note 1 and Note 3.